Commitments and Contingencies, Capital Commitments (Details) $ in Thousands	Dec. 31, 2024 MXN ($)
Capital Commitments [Abstract]
Commitments	$ 65,850,017
2025 [Member]
Capital Commitments [Abstract]
Commitments	2,729,907
2026 [Member]
Capital Commitments [Abstract]
Commitments	10,321,999
2027 [Member]
Capital Commitments [Abstract]
Commitments	4,919,934
2028 [Member]
Capital Commitments [Abstract]
Commitments	4,544,245
2029 and 2030 [Member]
Capital Commitments [Abstract]
Commitments	10,044,890
2031 and thereafter [Member]
Capital Commitments [Abstract]
Commitments	$ 33,289,042